Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments [Abstract]
Investments

3. Investments

The following table sets forth by level, within the fair value hierarchy, the Company’s investments at fair value as of June 30, 2023 and December 31, 2022:

Level 2
Corporate debt securities:
June 30, 2023	$493
December 31, 2022	$6,441

Cost and fair value of available-for-sale investments as of June 30, 2023 and December 31, 2022 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities:
June 30, 2023	$493	$—	$—	$493
December 31, 2022	$6,457	$—	$(16)	$6,441

All of the investments with gross unrealized losses have been in a continuous loss position for less than 12 months.

During the three and six months ended June 30, 2023 and 2022, the Company did not recognize any significant other-than-temporary impairment losses because the Company does not intend to sell the investments before recovery of their amortized cost bases.

During the three and six months ended June 30, 2023, there were net gains of approximately $37 and $93, respectively, included in the Company’s net loss. During the three and six months ended June 30, 2022, there were net gains of approximately $35 and $36, respectively, included in the Company’s net loss. Accrued interest as of June 30, 2023 and December 31, 2022 was approximately $12 and $13, respectively, and is included in prepaid expenses in the Company’s condensed consolidated balance sheets.

3. Investments

The following table sets forth by level, within the fair value hierarchy, the Company’s investments at fair value as of December 31, 2022 and 2021:

Level 2
Corporate debt securities:
December 31, 2022	$6,441
December 31, 2021	$4,404

Cost and fair value of available-for-sale investments as of December 31, 2022 and 2021 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities:
December 31, 2022	$6,457	$—	$(16)	$6,441
December 31, 2021	$4,404	$—	$—	$4,404

All of the investments with gross unrealized losses have been in a continuous loss position for less than 12 months.

During the years ended December 31, 2022 and 2021, the Company did not recognize any significant other-than-temporary impairment losses because the Company does not intend to sell the investments before recovery of their amortized cost bases.

During the years ended December 31, 2022 and 2021, there were net gains of approximately $180 and $2, respectively, included in the Company’s net loss. Accrued interest as of December 31, 2022 and 2021 was approximately $13 and $18, respectively, and is included in prepaid expenses in the Company’s consolidated balance sheet.